DISCONTINUED OPERATIONS - Schedule of Results of the Discontinued Operation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses
Professional fees	$ 66,159	$ 63,111	$ 62,871
General and administrative expenses	365,016	196,488	79,927
Depreciation and amortization		189	255
Net operating loss	(534,783)	(371,478)	(254,416)
Foreign exchange (loss) gain	(538)	21,976	(13,681)
Net loss from discontinued operations		(173)	(13,031)
Discontinued Operations [Member]
Expenses
Professional fees	0	0	2,149
General and administrative expenses	0	0	10,867
Impairments	0	0	295
Depreciation and amortization	0	0	24
Net operating loss	(0)	(0)	(13,335)
Foreign exchange (loss) gain	0	(173)	304
Net loss from discontinued operations	$ (0)	$ (173)	$ (13,031)